Offerings	Oct. 02, 2026 USD ($)
Offering: 1
Offering:
Rule 457(o)	true
Security Type	Debt
Security Class Title	Debt Securities
Offering: 2
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Preferred Stock
Offering: 3
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.00001
Offering: 4
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Depositary Shares
Offering: 5
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Warrants
Offering: 6
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Rights
Offering: 7
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Purchase Contracts
Offering: 8
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Units
Offering: 9
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 950,000,000.00
Amount of Registration Fee	$ 131,195.00
Offering Note	An unspecified number of securities is being registered as may from time to time be offered at unspecified prices and, in addition, an unspecified number of additional shares of Common Stock is being registered as may be issued from time to time upon conversion of any Debt Securities that are convertible into Common Stock or pursuant to any anti-dilution adjustments with respect to any such convertible Debt Securities. The aggregate maximum offering price of all securities issued pursuant to this registration statement will not exceed $1,000,000,000. In accordance with Rule 457(o) under the Securities Act of 1933, as amended, the filing fee is calculated and being paid based on the maximum aggregate offering price pursuant to the registration statement. Each share of Common Stock registered hereunder includes an associated preferred stock purchase right. Such preferred stock purchase rights are not currently separable from the shares of Common Stock, and the value, if any, attributable to such preferred stock purchase rights is reflected in the market price of the shares of Common Stock.
Offering: 10
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.00001 per share
Maximum Aggregate Offering Price	$ 50,000,000.00
Amount of Registration Fee	$ 7,655.00
Offering Note	On August 25, 2025, the registrant initially filed this registration statement on Form S-3ASR (File No. 333-289830) registering, among other securities, the issuance of up to $50,000,000 of Common Stock in an at the market offering ("ATM Offering"). The registration fee associated with the ATM Offering was $7,655. The amount of unused registration fee paid in connection with the ATM Offering was applied to the registrant's total registration fee under Post-Effective Amendment No. 1 filed on June 18, 2026, pursuant to which the registrant also registered the securities set forth in the table above and paid the remaining $131,195 registration fee at the time of such filing.